Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Key Management Personnel [Abstract]
Wages and salaries	$ 4,085	$ 3,482	$ 839
Employer's contribution to defined contribution plans	35	35	17
Benefits in kind		266	61
Non-executive directors' remuneration by way of:
- Cash	450	336	313
- Share grants and options	3,673	4,033	280
Key management personnel compensation	$ 8,243	$ 8,152	$ 1,510